Consolidated Statements of Changes in Equity - USD ($)	Share Capital [Member]	Reserves Equity Incentive Awards [Member]	Reserves Warrants [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2020	$ 103,147,710	$ 5,109,676	$ 724,874	$ 182,446	$ (67,338,564)	$ 41,826,142
Balance (Shares) at Dec. 31, 2020						21,843,271
Share issued for cash - ATM	1,674,621					$ 1,674,621
Share issued for cash - ATM (Shares)						206,780
Share issued for cash - financing	17,301,750					$ 17,301,750
Share issued for cash - financing (Shares)						2,714,000
Share issue cost - cash	(1,441,386)					$ (1,441,386)
Share-based-payments - equity incentive awards		1,863,085				1,863,085
Share-based-payments - options exercised	605,367	(229,214)				$ 376,153
Share-based-payments - options exercised (Shares)						77,226
RSU vested - share issuance	271,600	(365,096)				$ (93,496)
RSU vested - share issuance (Shares)						26,808
RSU vested - cash redemption		21,028				$ 21,028
Presentation currency translation difference	450,366					450,366
Other comprehensive income				(30,385)		30,385
Net loss					(32,933,645)	(32,933,645)
Balance at Dec. 31, 2021	122,010,028	6,399,479	724,874	212,831	(100,272,209)	$ 29,075,003
Balance (Shares) at Dec. 31, 2021						24,868,085
Share issued for cash - ATM	898,694					$ 898,694
Share issued for cash - ATM (Shares)						307,222
Share issued for cash - financing	11,000,000					$ 11,000,000
Share issued for cash - financing (Shares)						6,666,667
Share issue cost - cash	(858,356)					$ (858,356)
Share-based-payments - equity incentive awards		1,742,511				1,742,511
RSU vested - share issuance	438,146	(592,141)				$ (153,995)
RSU vested - share issuance (Shares)						63,502
RSU vested - cash redemption		89,919				$ 89,919
Presentation currency translation difference	(8,409,362)					(8,409,362)
Other comprehensive income				7,745,772		7,745,772
Net loss					(19,807,021)	(19,807,021)
Balance at Dec. 31, 2022	125,079,150	7,639,768	724,874	7,958,603	(120,079,230)	$ 21,323,165
Balance (Shares) at Dec. 31, 2022						31,905,476
Share issued for cash - financing	25,799,794					$ 25,799,794
Share issued for cash - financing (Shares)						20,000,000
Share issued for Millennial acquisition	22,697,554					$ 22,697,554
Share issued for Millennial acquisition (Shares)						16,872,050
Share issue cost - cash	(1,506,650)					$ (1,506,650)
Share-based-payments - equity incentive awards		1,097,850				1,097,850
Share-based-payments (replacement options - merger)		31,888				31,888
RSU vested - share issuance	656,416	(792,877)				$ (136,461)
RSU vested - share issuance (Shares)						93,911
RSU vested - cash redemption		107,675				$ 107,675
Share-based-payments - warrants (merger)			44,630			44,630
Presentation currency translation difference	4,215,333					4,215,333
Other comprehensive income				(4,138,263)		(4,138,263)
Net loss					(29,016,269)	(29,016,269)
Balance at Dec. 31, 2023	$ 176,941,597	$ 8,084,304	$ 769,504	$ 3,820,340	$ (149,095,499)	$ 40,520,246
Balance (Shares) at Dec. 31, 2023						68,871,437